Capital Stock - Schedule of Common Stock Reserved for Future Issuance (Detail) - shares	Dec. 31, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Common stock reserved for future issuance	36,484,699	15,791,418
Warrants Exercisable into Common Stock [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance	33,145,228	13,633,070
Stock Options [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance	3,339,471	2,158,348